Provision Expense (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Summary of Movements in Loss Allowance

The movements in loss allowance were as follows:

	Loans to customers				Due from banks	Financial assets at FVTOCI			Cash and cash equivalents	Other assets	Contin- gencies	Total
	Stage 1	Stage 2	Stage 3	POCI	Stage 1	Stage 1	Stage 2	Stage 3	Stage 1	Stage 3	Stage 1
Loss allowance as at 31 December 2022	67,604	11,785	135,313	–	6	82	656	–	3	7,794	39	223,282
Changes in provisions
-Transfer to Stage 1	15,923	(1,448)	(14,475)	–	–	–	–	–	–	–	–	–
-Transfer to Stage 2	(10,396)	16,184	(5,788)	–	–	(1)	1	–	–	–	–	–
-Transfer to Stage 3	(25,126)	(5,745)	30,871	–	–	–	(530)	530	–	–	–	–
Net changes, resulting from changes in credit risk parameters	(25,885)	(2,531)	61,320	261	–	5	31	606	20	2,060	(4)	35,883
New assets issued	75,077	–	–	–	–	28	–	–	–	–	–	75,105
Repaid assets (except for write off)	(37,258)	(1,955)	(12,662)	–	–	–	–	–	–	–	–	(51,875)
Modification effect	–	–	20,521	–	–	–	–	–	–	–	–	20,521
Total effect on Consolidated Statements of Profit or Loss	11,934	(4,486)	69,179	261	–	33	31	606	20	2,060	(4)	79,634
Write-off, net of recoveries	–	–	(49,055)	–	–	–	–	–	–	(4,214)	–	(53,269)
Foreign exchange difference	–	–	(3)	–	–	–	–	–	–	–	–	(3)

As at 31 December 2023	59,939	16,290	166,042	261	6	114	158	1,136	23	5,640	35	249,644

	Loans to customers				Due from banks	Financial assets at FVTOCI			Cash and cash equivalents	Other assets	Contin- gencies	Total
	Stage 1	Stage 2	Stage 3	POCI	Stage 1	Stage 1	Stage 2	Stage 3	Stage 1	Stage 3	Stage 1
Loss allowance as at 31 December 2023	59,939	16,290	166,042	261	6	114	158	1,136	23	5,640	35	249,644
Changes in provisions
-Transfer to Stage 1	27,424	(3,919)	(23,505)	–	–	–	–	–	–	–	–	–
-Transfer to Stage 2	(11,051)	20,608	(9,557)	–	–	–	–	–	–	–	–	–
-Transfer to Stage 3	(25,149)	(7,250)	32,399	–	–	–	–	–	–	–	–	–
Net changes, resulting from changes in credit risk parameters	(27,598)	(1,896)	65,061	1,924	1	195	(18)	(549)	19	3,909	(35)	41,013
New assets issued	86,095	–	–	–	–	142	–	–	–	–	–	86,237
Repaid assets (except for write off)	(32,139)	(1,455)	(13,333)	–	–	–	–	–	–	–	–	(46,927)
Modification effect	–	–	33,634	–	–	–	–	–	–	–	–	33,634
Total effect on Consolidated Statements of Profit or Loss	26,358	(3,351)	85,362	1,924	1	337	(18)	(549)	19	3,909	(35)	113,957
Write-off, net of recoveries	–	–	(56,973)	–	–	–	–	–		(979)	–	(57,952)
Foreign exchange difference	–	–	(9)	–	–	–	–	–	–	–	–	(9)

As at 31 December 2024	77,521	22,378	193,759	2,185	7	451	140	587	42	8,570	–	305,640

	Loans to customers				Due from banks	Financial assets at FVTOCI			Cash and cash equivalents	Other assets	Contin- gencies	Total
	Stage 1	Stage 2	Stage 3	POCI	Stage 1	Stage 1	Stage 2	Stage 3	Stage 1	Stage 3	Stage 1
Loss allowance as at 31 December 2024	77,521	22,378	193,759	2,185	7	451	140	587	42	8,570	–	305,640
Changes in provisions
-Transfer to Stage 1	31,006	(3,095)	(27,911)	–	–	–	–	–	–	–	–	–
-Transfer to Stage 2	(11,830)	18,565	(6,735)	–	–	–	–	–	–	–	–	–
-Transfer to Stage 3	(26,981)	(13,731)	40,712	–	–	–	–	–	–	–	–	–
Net changes, resulting from changes in credit risk parameters	(39,150)	3,189	118,230	(702)	1	(42)	(81)	(166)	4	3,600	–	84,883
New assets issued	78,682	–	–	–	–	22	–	–	–	–	–	78,704
Repaid assets (except for write off)	(35,531)	(1,966)	(12,576)	–	–	(95)	–	–	–	–	–	(50,168)
Modification effect	–	–	48,232	–	–	–	–	–	–	–	–	48,232
Total effect on Consolidated Statements of Profit or Loss	4,001	1,223	153,886	(702)	1	(115)	(81)	(166)	4	3,600	–	161,651
Write-off, net of recoveries	–	–	(85,959)	–	–	–	–	–	–		–	(85,959)
On acquisition of subsidiary	539	856	2,783	–	–	–	–	–	–	(162)	–	4,016
Other changes	(94)	(135)	(582)	–	–	–	–	–	–	450	–	(361)
Foreign exchange difference	–	–	105	–	–	–	–	–	–	–	–	105

As at 31 December 2025	74,162	26,061	270,058	1,483	8	336	59	421	46	12,458	–	385,092